Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Credit protection sold/purchased
Credit protection sold	SFr (378.3)	SFr (372.7)
Credit protection purchased	356.0	353.8
Net credit protection (sold)/purchased	(22.3)	(18.9)
Other protection purchased	80.4	69.0
Fair value of credit protection sold	(2.5)	(0.7)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.8)	(8.8)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(71.1)	(71.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(281.3)	(275.9)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(25.9)	(25.1)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(48.5)	(47.5)
Credit protection purchased	44.9	43.5
Net credit protection (sold)/purchased	(3.6)	(4.0)
Other protection purchased	7.1	7.9
Fair value of credit protection sold	(1.1)	(1.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(329.8)	(325.2)
Credit protection purchased	311.1	310.3
Net credit protection (sold)/purchased	(18.7)	(14.9)
Other protection purchased	73.3	61.1
Fair value of credit protection sold	(1.4)	0.4
Investment grade
Credit protection sold/purchased
Credit protection sold	(288.7)	(286.8)
Credit protection purchased	276.9	275.9
Net credit protection (sold)/purchased	(11.8)	(10.9)
Other protection purchased	58.5	52.7
Fair value of credit protection sold	0.5	0.3
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(89.6)	(85.9)
Credit protection purchased	79.1	77.9
Net credit protection (sold)/purchased	(10.5)	(8.0)
Other protection purchased	21.9	16.3
Fair value of credit protection sold	(3.0)	(1.0)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(264.8)	(247.7)
Credit protection purchased	249.7	236.7
Net credit protection (sold)/purchased	(15.1)	(11.0)
Other protection purchased	42.6	32.5
Fair value of credit protection sold	(2.2)	(0.4)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(52.1)	(54.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(196.4)	(177.1)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.3)	(16.5)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(47.5)	(46.9)
Credit protection purchased	43.9	42.9
Net credit protection (sold)/purchased	(3.6)	(4.0)
Other protection purchased	6.1	7.1
Fair value of credit protection sold	(1.1)	(1.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(217.3)	(200.8)
Credit protection purchased	205.8	193.8
Net credit protection (sold)/purchased	(11.5)	(7.0)
Other protection purchased	36.5	25.4
Fair value of credit protection sold	(1.1)	0.7
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(199.6)	(183.4)
Credit protection purchased	188.6	174.5
Net credit protection (sold)/purchased	(11.0)	(8.9)
Other protection purchased	26.9	20.7
Fair value of credit protection sold	1.0	1.0
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65.2)	(64.3)
Credit protection purchased	61.1	62.2
Net credit protection (sold)/purchased	(4.1)	(2.1)
Other protection purchased	15.7	11.8
Fair value of credit protection sold	(3.2)	(1.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(113.5)	(125.0)
Credit protection purchased	106.3	117.1
Net credit protection (sold)/purchased	(7.2)	(7.9)
Other protection purchased	37.8	36.5
Fair value of credit protection sold	(0.3)	(0.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.0)	(17.6)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(84.9)	(98.8)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(9.6)	(8.6)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(1.0)	(0.6)
Credit protection purchased	1.0	0.6
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	1.0	0.8
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.5)	(124.4)
Credit protection purchased	105.3	116.5
Net credit protection (sold)/purchased	(7.2)	(7.9)
Other protection purchased	36.8	35.7
Fair value of credit protection sold	(0.3)	(0.3)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(89.1)	(103.4)
Credit protection purchased	88.3	101.4
Net credit protection (sold)/purchased	(0.8)	(2.0)
Other protection purchased	31.6	32.0
Fair value of credit protection sold	(0.5)	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.4)	(21.6)
Credit protection purchased	18.0	15.7
Net credit protection (sold)/purchased	(6.4)	(5.9)
Other protection purchased	6.2	4.5
Fair value of credit protection sold	SFr 0.2	SFr 0.4